Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Noncancelable Operating Leases

(in thousands)
2017	$129,120
2018	132,015
2019	132,242
2020	57,083
2021	21,035
Thereafter	34,644
Total future minimum commitment payments	$506,139